Note 10 - Basic and Diluted Net Loss Per Share (Details Textual) - shares shares in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	0	0